UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                             -----------------------------------

Check here if Amendment [___]; Amendment Number:
                                                 -------------------------------
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Impala Asset Management LLC
Address:                  134 Main Street
                          New Canaan, CT 06840

Form 13F File Number: 28- 11248
                     -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Thomas T. Sullivan
Title:                    CFO
Phone:                    (203) 972-4155

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan         New Canaan, Connecticut         November 13, 2006
-------------------------      -----------------------         -----------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-
                                          -----------------------------------
Form 13F Information Table Entry Total:                  49
                                          -----------------------------------
Form 13F Information Table Value Total:               1,871,820
                                          -----------------------------------


                                          -----------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                              IMPALA ASSET MANAGEMENT LLC
                                    134 MAIN STREET
                                 NEW CANAAN, CT 06840
                                   TOM SULLIVAN, CFO
                                     203-972-4155
                      FORM 13F FOR THE PERIOD ENDED JUNE 30, 2006

                               Title of                     MKT                       Investment   Other      Voting
Security                       Class           CUSIP        (000's)      Shares       Discretion   Managers   Authority
----------------------------   -------------   ----------   ----------   ----------   ----------   --------   ---------
ALCOA INC COM STK              COM              013817101       28,040    1,000,000   Y            N          SOLE
AMERICAN COMMERCIAL
LINES INC CMN                  COM              025195207        3,065       51,561   Y            N          SOLE
AMR CORP COM STK               COM              001765106      200,257    8,654,161   Y            N          SOLE
ARMOR HLDGS INC COM
STK                            COM              042260109        3,153       55,000   Y            N          SOLE
BALL CORP COM STK              COM              058498106       20,226      500,020   Y            N          SOLE
BOEING CO USD5 COM             COM              097023105       32,723      415,000   Y            N          SOLE
BURLINGTON NORTHERN
SANTA FE C                     COM             12189T104       136,163    1,854,069   Y            N          SOLE
CANADIAN PACIFIC
RAILWAY LTD CMN                COM             13645T100         3,966       79,733   Y            N          SOLE

CARNIVAL CORP                  PAIRED CTF       143658300          865       18,400   Y            N          SOLE
CIA VALE DO RIO DOCE
ADR                            SPONSORED ADR    204412209       10,782      500,100   Y            N          SOLE
CLEVELAND CLIFFS INC
COM STK                        COM              185896107       26,677      700,000   Y            N          SOLE
Continental Airlines
Inc CL B                       CL B             210795308       64,685    2,284,900   Y            N          SOLE
CYPRESS SEMICONDUCTO R
CORP CO                        COM              232806109       18,374    1,034,000   Y            N          SOLE
CYTEC INDUSTRIES INC
COM STK                        COM              232820100          856       15,400   Y            N          SOLE
DELTA PETE CORP COM
STK                            COM NEW          247907207        5,004      222,200   Y            N          SOLE
DOUBLE HULL TANKERS
INC USD                        COM             Y21110104           678       49,300   Y            N          SOLE
DRYSHIPS INC                   SHS             Y2109Q101         2,550      190,329   Y            N          SOLE
EATON CORP COM STK             COM              278058102       77,494    1,125,554   Y            N          SOLE
FEDEX FEDEX Corp USD
United States D                COM             31428X106         6,556       60,321   Y            N          SOLE
FORD MOTOR COMPANY COM
STK                            COM PAR $0.01    345370860        9,708    1,200,000   Y            N          SOLE
FOSTER WHEELER LTD COM         SHS NEW         G36535139         9,378      243,010   Y            N          SOLE
FREIGHTCAR AMERICA
COM STK                        COM              357023100       18,568      350,341   Y            N          SOLE
GATX CORP                      COM              361448103       49,790    1,203,528   Y            N          SOLE
GENERAL MARITIME CORP          SHS             Y2692M103         2,144       58,600   Y            N          SOLE
GOODYEAR TIRE & RUBR
CO COM S                       COM              382550101      188,771   13,018,700   Y            N          SOLE
GREENBRIER COS INC
COM STK                        COM              393657101        3,194      110,100   Y            N          SOLE
HARLEY DAVIDSON INC
COM STK                        COM              412822108       24,215      385,900   Y            N          SOLE
HESS CORP COM STK              COM             42809H107        31,065      750,000   Y            N          SOLE
HUB GROUP INC CL A COM
STK                            CL A             443320106        6,369      279,566   Y            N          SOLE
HUNT J B TRANS SVCS
INC COM ST                     COM              445658107      175,814    8,464,814   Y            N          SOLE
KB HOME COM STK                COM             48666K109        27,673      631,800   Y            N          SOLE
LANDSTAR SYSTEM INC CMN COM                     515098101          465       10,900   Y            N          SOLE
MIDWEST AIR GROUP IN C
COM STK                        COM              597911106        3,599      456,681   Y            N          SOLE
NOVA CHEMICALS CORP
COM USD                        COM             66977W109        18,890      615,100   Y            N          SOLE
NUCOR CORP COM STK             COM              670346105       20,236      408,900   Y            N          SOLE
OCCIDENTAL PETE CORP           COM              674599105       40,496      841,736   Y            N          SOLE
PHELPS DODGE CORP COM
STK                            COM              717265102       15,847      187,100   Y            N          SOLE
POPE & TALBOT INC COM
STK                            COM              732827100        3,306      575,000   Y            N          SOLE
POTASH CORP OF SASKA
TCHEWAN I                      COM             73755L107       131,072    1,258,000   Y            N          SOLE
RELIANCE STEEL &
ALUMINUM CO                    COM              759509102        1,286       40,000   Y            N          SOLE
SILGAN HLDGS INC COM
STK                            COM              827048109       11,193      298,000   Y            N          SOLE
SP ADR REP
TAM SA                         PFD             87484D1037        4,999      156,722   Y            N          SOLE
TEEKAY SHIPPING CORP
COM STK                        COM             Y8564W103        26,791      651,685   Y            N          SOLE
TRANSOCEAN INC                 COM             G90078109        27,498      375,500   Y            N          SOLE
UAL CORP COM STK               COM NEW          902549807      269,921   10,158,844   Y            N          SOLE
UNION PACIFIC CORP
COM STK                        COM              907818108       29,313      333,100   Y            N          SOLE
UTI WORLDWIDE INC              ORD             G87210103         4,036      144,300   Y            N          SOLE
WASTE MGMT INC DEL
COM STK                        COM             94106L109        45,868    1,250,500   Y            N          SOLE
WW GRAINGER INC COM
STK                            COM              384802104       28,202      420,800   Y            N          SOLE

                                                             1,871,820